Summary of Significant Accounting Policies - Net loss per share (Details) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Summary of Significant Accounting Policies
Total Anti-Dilutive Share Equivalents	5,254,040,600	1,536,634,485
Options to purchase ordinary shares
Summary of Significant Accounting Policies
Total Anti-Dilutive Share Equivalents	680,112,400	379,811,585
Warrants to purchase ordinary shares
Summary of Significant Accounting Policies
Total Anti-Dilutive Share Equivalents	4,155,347,500	1,135,347,500
Unvested restricted stock units
Summary of Significant Accounting Policies
Total Anti-Dilutive Share Equivalents	418,580,700	21,475,400